File No. 33-11351
                                                Rule 497(e)

                 STEIN ROE GROWTH & INCOME FUND
              A SERIES OF STEIN ROE INVESTMENT TRUST

          SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1999
                     ________________________

As of November 15, 1999, the current shares of Stein Roe Growth & Income Fund (the "Fund") will be redesignated Class S shares.
Each share of the Fund outstanding on that date will thereafter be a Class S share of the Fund. Like the existing shares from which they are being converted, these Class S shares are no-load shares carrying no sales charge or 12b-1 fee.

As of the close of business October 31, 1999, the shares of the Fund to be designated Class S shares will no longer be available for purchase by new investors except for purchases by eligible investors as described below.

If you are already a shareholder of the Fund, you may continue to purchase additional Class S shares of the Fund for your account or you may open another Class S share account with the Fund.

In addition, you may open a new Class S share account if:

* as of October 31, 1999, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment as described in the prospectus;

* you are a client of the Fund's investment adviser, Stein Roe &
  Farnham Incorporated;

* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth & Income Fund for its clients; or

* you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth & Income Fund on October 31, 1999.

If you have questions about your eligibility to purchase shares of the Fund, please call 800-338-2550.

              This Supplement is Dated August 30, 1999

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                  STEIN ROE GROWTH & INCOME FUND
               A SERIES OF STEIN ROE INVESTMENT TRUST

         SUPPLEMENT TO DEFINED CONTRIBUTION PLANS PROSPECTUS
                     DATED FEBRUARY 25, 1999
                     _______________________

As of November 15, 1999, the current shares of Stein Roe Growth & Income Fund (the "Fund") will be redesignated Class S shares.
Each share of the Fund outstanding on that date will thereafter be a Class S share of the Fund. Like the existing shares from which they are being converted, these Class S shares are no-load shares carrying no sales charge or 12b-1 fee.

As of the close of business October 31, 1999, the shares of the Fund to be designated Class S shares will no longer be available for purchase by new investors except for purchases by eligible investors as described below.

If you are already a shareholder of the Fund, you may continue to purchase additional Class S shares of the Fund for your account or you may open another Class S share account with the Fund.

In addition, you may open a new Class S share account if:

* as of October 31, 1999, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment as described in the prospectus;

* you are a client of the Fund's investment adviser, Stein Roe &
  Farnham Incorporated;

* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth & Income Fund for its clients; or

* you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth & Income Fund on October 31, 1999.

If you have questions about your eligibility to purchase shares of the Fund, please call 800-338-2550.

               This Supplement is Dated August 30, 1999